Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001207

1-7283

NYSE

Cert NYS

RECD S.E.C.
JAN 13 2005
1088

January 13, 2005

PROCESSED
JAN 21 2005
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REGAL-BELOIT Corporation, Common Stock and Common Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 13, 2005. Tentative listing date - January 21, 2005.

Sincerely,

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